Summary of Significant Accounting Policies - Concentrations (Detail) (Concentration Risk [Member], Royalty Interest Revenue [Member])	3 Months Ended	6 Months Ended
	Dec. 31, 2013 Purchaser	Jun. 30, 2014 Purchaser
Concentration Risk [Line Items]
Number of major purchasers	2	2
Shell Trading [Member]
Concentration Risk [Line Items]
Percent of total royalty interest revenue	59.00%	70.00%
Permian Transport & Trading [Member]
Concentration Risk [Line Items]
Percent of total royalty interest revenue	19.00%	12.00%